Shareholders’ Meetings	12 Months Ended
Dec. 31, 2023
Shareholders Meetings
Shareholders’ Meetings

Note	36 | Shareholders’ Meetings

The Company’s Ordinary and Extraordinary Shareholders’ Meeting held on April 20, 2023 resolved, among other issues, the following:

-	To approve the Company’s Annual Report and Financial Statements as of December 31, 2022.
-	To allocate the $ 17,468 loss for the year ended December 31, 2022 (which at the purchasing power of the currency at December 31, 2023 amounts to $ 54,398) to the Unappropriated Retained Earnings account.
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations.
-	To appoint the authorities and the external auditors for the current fiscal year.
-	To approve the conversion of 355,945 Class C shares into Class B shares in the framework of the termination of the Employee Stock Ownership Program (Note 22).

Furthermore, the amendment to Sections Nos. 4, 13, 23 and 33 of the Bylaws, which had been approved by the Ordinary and Extraordinary Shareholders’ Meeting held on November 2, 2022 and by the ENRE by means of Resolution No. 243/2023 dated February 28, 2023, was registered with the IGJ on April 10, 2023.